Significant Accounting Policies (Schedule Of Warranty Liability) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance, at January 1	$ 81,441	$ 88,475
Warranties issued during the year	16,754	18,942
Reduction due to expired warranties or claims during the year	(24,053)	(25,594)
Additions resulting from acquisitions	0	(382)
Balance, at December 31	$ 74,142	$ 81,441